Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Options Granted
A summary of the options granted (all of which vest over three years), outstanding and available for grant under these plans follows (in millions):

	FIS Plan	MV Plan	FIS Restated Plan
Available for grant as of December 31, 2012	1.8	8.5	—
Granted in 2013	—	—	4.2
Outstanding as of December 31, 2013	—	—	13.5
Available for grant as of December 31, 2013	—	—	11.7
Granted in 2014	—	—	4.4
Outstanding as of December 31, 2014	—	—	15.3
Available for grant as of December 31, 2014	—	—	6.7

Schedule of Stock Option Activity
The following schedule summarizes the stock option activity for the years ended December 31, 2014, 2013 and 2012 (in millions except for per share amounts):

	Shares	Weighted Average Exercise Price
Balance, December 31, 2011	30.4	$21.78
Granted	2.0	33.97
Exercised	(16.2)	20.62
Cancelled	(0.4)	25.50
Balance, December 31, 2012	15.8	24.39
Granted	4.2	48.64
Exercised	(6.1)	22.64
Cancelled	(0.1)	31.58
Balance, December 31, 2013	13.8	32.49
Granted	4.4	58.72
Exercised	(2.7)	22.69
Cancelled	(0.1)	46.21
Balance, December 31, 2014	15.4	41.56

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2014:

	Outstanding Options				Exercisable Options
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2014 (a)	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2014 (a)
	(In millions)			(In millions)	(In millions)			(In millions)
$ 0.00 - $22.55	1.7	1.83	$20.05	$69.9	1.7	1.83	$20.05	$69.9
$22.56 - $25.76	1.7	3.82	25.66	61.9	1.7	3.82	25.66	61.9
$25.77 - $27.40	2.0	2.81	27.10	69.2	2.0	2.81	27.10	69.2
$27.41 - $34.33	1.6	4.58	33.50	45.1	1.0	4.46	33.27	29.3
$34.34 - $48.75	4.1	5.83	48.66	55.6	0.0	5.14	39.54	0.6
$48.76 - $64.04	4.3	6.86	58.72	15.1	—	N/A	—	—
$ 0.00 - $64.04	15.4	4.95	$41.56	$316.8	6.4	3.10	$25.91	$230.9
_________________________

(a)	Intrinsic value is based on a closing stock price as of December 31, 2014 of $62.20.

Schedule of Stock Option Valuation Assumptions
The weighted average fair value of options granted during the years ended December 31, 2014, 2013 and 2012 was estimated to be $9.15, $7.85 and $8.08, respectively, using the Black-Scholes option pricing model with the assumptions below:

	2014	2013	2012
Risk free interest rate	1.4%	1.0%	0.6%
Volatility	21.2%	23.3%	35.8%
Dividend yield	1.6%	1.8%	2.4%
Weighted average expected life (years)	4.2	4.2	4.3